ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2015
ALLOWANCE FOR DOUBTFUL ACCOUNTS.
Schedule of movement of the allowance for doubtful accounts receivable
	For the years ended December 31,
	2014	2015
Balance, beginning of the year	5,041,727	5,969,648
Provision for doubtful accounts	927,921	1,641,596

Balance, end of the year	5,969,648	7,611,244